CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents		$ 57,968	$ 59,290
Restricted cash and cash equivalents		1,694
Intercompany investments in subsidiaries		0
Investments		70,696
Receivables		7,075
Prepaid and other assets		1,973
Deferred tax assets, net		44,425	55,475
Equipment and improvements, net		4,866	5,194
Intangible assets, net		6,857	15,074
Goodwill		76,000
Subtotal		271,554
Assets		1,747,203
LIABILITIES
Due to brokers		61
Accrued and other liabilities		18,397
Contingent Liabilities		8,338
Long-term debt		156,161
Subtotal		182,957
Liabilities		1,568,401
EQUITY
Common Stock, Value, Issued		25
Treasury Stock, Value		0
Additional paid-in capital		992,419
Retained earnings (deficit)		(821,491)
Stockholders' Equity Attributable to Parent		170,953
TOTAL EQUITY		178,802	521,902
TOTAL LIABILITIES AND EQUITY		1,747,203
Consolidated Entities
ASSETS
Restricted cash and cash equivalents		94,018
Due from brokers		25,910
Investments		1,351,403
Receivables		4,109
Prepaid and other assets		209
Assets	[1]	1,475,649
LIABILITIES
Due to brokers		71,603
Accrued and other liabilities		193
Interest payable		5,090
Long-term debt		1,308,558
Liabilities	[1]	1,385,444
Consolidated Funds
EQUITY
Noncontrolling interests in Consolidated Funds (Note 2)		7,849
Consolidated VIEs
ASSETS
Restricted cash and cash equivalents		94,018
Due from brokers		25,910
Investments		1,351,403
Receivables		4,109
Prepaid and other assets		209
Assets	[1]	1,475,649
LIABILITIES
Due to brokers		71,603
Accrued and other liabilities		193
Interest payable		5,090
Long-term Debt, at Fair Value		1,308,558
Liabilities	[1]	1,385,444
CIFC LLC
ASSETS
Cash and cash equivalents		57,968	59,290
Restricted cash and cash equivalents		1,694	1,694
Intercompany investments in subsidiaries		0	0
Investments		70,696	38,699
Receivables		7,075	2,135
Prepaid and other assets		1,973	2,285
Deferred tax assets, net		44,425	55,475
Equipment and improvements, net		4,866	5,194
Intangible assets, net		6,857	15,074
Goodwill		76,000	76,000
Subtotal		271,554	255,846
Assets		1,747,203	13,146,305
LIABILITIES
Due to brokers		61	0
Accrued and other liabilities		18,397	15,584
Contingent Liabilities		8,338	12,668
Long-term debt		156,161	118,170
Subtotal		182,957	146,422
Liabilities		1,568,401	12,624,403
EQUITY
Common Stock, Value, Issued		25	25
Treasury Stock, Value		0	914
Additional paid-in capital		992,419	988,904
Retained earnings (deficit)		(821,491)	(811,695)
Stockholders' Equity Attributable to Parent		170,953	176,320
TOTAL EQUITY		178,802	521,902
TOTAL LIABILITIES AND EQUITY		1,747,203	13,146,305
CIFC LLC | Consolidated Entities
ASSETS
Restricted cash and cash equivalents		94,018	935,416
Due from brokers		25,910	120,541
Investments		1,351,403	11,772,826
Receivables		4,109	40,994
Prepaid and other assets		209	20,682
Assets	[1]	1,475,649	12,890,459
LIABILITIES
Due to brokers		71,603	391,291
Accrued and other liabilities		193	1,482
Interest payable		5,090	36,174
Long-term debt		1,308,558	12,049,034
Liabilities	[1]	1,385,444	12,477,981
CIFC LLC | Consolidated Funds
EQUITY
Noncontrolling interests in Consolidated Funds (Note 2)		7,849	210,818
CIFC LLC | Consolidated VIEs
ASSETS
Restricted cash and cash equivalents		94,018	929,401
Due from brokers		25,910	102,373
Investments		1,351,403	11,573,164
Receivables		4,109	40,235
Prepaid and other assets		209	0
Assets	[1]	1,475,649	12,645,173
LIABILITIES
Due to brokers		71,603	372,956
Accrued and other liabilities		193	1,230
Interest payable		5,090	36,174
Long-term Debt, at Fair Value		1,308,558	12,049,034
Liabilities	[1]	1,385,444	12,459,394
EQUITY
Retained Earnings, Appropriated		0	134,764
CIFC Corp
ASSETS
Cash and cash equivalents		16,013	59,290
Restricted cash and cash equivalents		1,694	1,694
Intercompany investments in subsidiaries		85,000	0
Investments		739	38,699
Receivables		7,029	2,135
Prepaid and other assets		1,973	2,285
Deferred tax assets, net		44,425	55,475
Equipment and improvements, net		4,866	5,194
Intangible assets, net		6,857	15,074
Goodwill		76,000	76,000
Subtotal		244,596	255,846
Assets		244,596	13,146,305
LIABILITIES
Due to brokers		61	0
Accrued and other liabilities		19,033	15,584
Contingent Liabilities		8,338	12,668
Long-term debt		156,161	118,170
Subtotal		183,593	146,422
Liabilities		183,593	12,624,403
EQUITY
Common Stock, Value, Issued		25	25
Treasury Stock, Value		0	914
Additional paid-in capital		992,419	988,904
Retained earnings (deficit)		(931,441)	(811,695)
Stockholders' Equity Attributable to Parent		61,003	176,320
TOTAL EQUITY		61,003	521,902
TOTAL LIABILITIES AND EQUITY		244,596	13,146,305
CIFC Corp | Consolidated Entities
ASSETS
Restricted cash and cash equivalents		0	935,416
Due from brokers		0	120,541
Investments		0	11,772,826
Receivables		0	40,994
Prepaid and other assets		0	20,682
Assets	[1]	0	12,890,459
LIABILITIES
Due to brokers		0	391,291
Accrued and other liabilities		0	1,482
Interest payable		0	36,174
Long-term debt	[1]	0	12,049,034
Liabilities		0	12,477,981
CIFC Corp | Consolidated Funds
EQUITY
Noncontrolling interests in Consolidated Funds (Note 2)		0	210,818
CIFC Corp | Consolidated VIEs
ASSETS
Restricted cash and cash equivalents		0	929,401
Due from brokers		0	102,373
Investments		0	11,573,164
Receivables		0	40,235
Prepaid and other assets		0	0
Assets	[1]	0	12,645,173
LIABILITIES
Due to brokers		0	372,956
Accrued and other liabilities		0	1,230
Interest payable		0	36,174
Long-term Debt, at Fair Value		0	12,049,034
Liabilities	[1]	0	12,459,394
EQUITY
Retained Earnings, Appropriated		$ 0	$ 134,764

[1]	The assets of the Consolidated Entities would not be available to the Company's general creditors, and as a result, the Company does not consider them its assets. Additionally, the investors in the debt and residual interests of the Consolidated Entities have no recourse to the Company's general assets. Therefore, this debt is not the Company's obligation.